Liabilities Subject to Compromise - 10K (Details) - USD ($)	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liabilities Subject to Compromise [Abstract]
Deferred revenue		$ 0	$ 203,696,194
Accounts payable - pre-petition	$ 833,769	834,219	3,502,607
Expectation damages accrual- PharmAthene Litigation	208,303,850	205,400,068	191,046,416
Legal and expert fees accrual - PharmAthene Litigation	737,883	737,883	794,750
Liabilities subject to compromise	209,875,502	206,972,170	399,039,967
Legal and expert fees accrual - PharmAthene Litigation	3,200,000	3,200,000	$ 3,200,000
Surety bond		2,700,000
Payment to post collateral for surety bond	$ 1,300,000	$ 1,300,000